Document and Entity Information	Sep. 08, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Korsana Biosciences, Inc.
Entity Incorporation State Country Code	MA
Entity File Number	001-38787
Entity Tax Identification Number	83-1895370
Entity Address Address Line 1	203 Crescent Street
Entity Address Address Line 2	Bldgs. #3/3A/4
Entity Address Address Line 3	Suite 503
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02453
City Area Code	781
Local Phone Number	516-2325
Entity Information Former Legal Or Registered Name	Cyclerion Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value per share
Trading Symbol	KRSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001755237
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	245 First Street
Entity Address Address Line 2	18th Floor
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142